Balances and Transactions with Related Parties (Details Narrative) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Loan to related party	₪ 614	₪ 3,416
Mr. Avner barak [member]
IfrsStatementLineItems [Line Items]
Loan to related party	718
Principal payment	15
Canndoc ltd [member]
IfrsStatementLineItems [Line Items]
Rental income	₪ 169	₪ 205